Group information - Consolidated Statement of Profit or Loss and Other Comprehensive Income (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of associates [line items]
Revenue	₨ 97,063	$ 1,136	₨ 81,319	₨ 78,223
Other income	6,383	75	7,309	4,581
Expenses	99,014	1,159	88,234	91,872
Profit / (loss) for the year	4,591	54	4,147	(5,029)
Other comprehensive income / (loss) for the year, net of tax	30	0	(2,287)	1,208
Total comprehensive income / (loss) for the year, net of tax	4,621	54	1,860	(3,821)
Profit for the year attributable to:
Non-controlling interests (pertains to subsidiaries not considered individually material to the Group)	777	9	743	(212)
Equity holders of the parent	3,814	45	3,404	(4,817)
Total comprehensive income / (loss) attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	831	10	614	(61)
Equity holders of the parent	3,790	44	1,246	₨ (3,760)
RPPL
Disclosure of associates [line items]
Revenue	97,063	1,136	81,319
Other income	12,135	142	14,489
Expenses	102,623	1,201	88,508
Profit / (loss) for the year	6,575	77	7,300
Other comprehensive income / (loss) for the year, net of tax	(22)	(0)	(2,169)
Total comprehensive income / (loss) for the year, net of tax	6,553	77	5,131
Profit for the year attributable to:
Non-controlling interests (pertains to subsidiaries not considered individually material to the Group)	408	5	341
Equity holders of the parent	6,167	72	6,959
Attributable to:
Equity holders of the parent	5,798	68	6,542
Non-controlling interests	369	4	417
Total comprehensive income / (loss) attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	378	4	288
Equity holders of the parent	6,175	72	4,843
Attributable to:
Equity holders of the parent	5,743	67	4,504
Non-controlling interests (including liability for put options with non-controlling interests)	₨ 432	$ 5	₨ 339